EQUITY (Details 2) - $ / shares		3 Months Ended	12 Months Ended
		Nov. 30, 2019	Aug. 31, 2019	Aug. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted during period		0	184,000	50,000
Equity Incentive Plan 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted during period			234,000	50,000
Equity Incentive Plan 2018 | Saoirse O'Sullivan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted during period	[1]		12,500
Exercise Price			$ 10.8
Vesting Commencement Date			Aug. 17, 2018
Expiration Date			Aug. 17, 2028
Equity Incentive Plan 2018 | R. Martin Emanuele, Ph.D.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted during period	[1]		12,500
Exercise Price			$ 10.8
Vesting Commencement Date			Aug. 17, 2018
Expiration Date			Aug. 17, 2028
Equity Incentive Plan 2018 | Andy Yates, Ph.D.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted during period	[1]		12,500
Exercise Price			$ 10.8
Vesting Commencement Date			Aug. 17, 2018
Expiration Date			Aug. 17, 2028
Equity Incentive Plan 2018 | Steven D. Reich, M.D.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted during period	[2]		12,500
Exercise Price			$ 10.8
Vesting Commencement Date			Apr. 01, 2018
Expiration Date			Aug. 17, 2028
Equity Incentive Plan 2018 | Rob Prince
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted during period	[3]		2,500
Exercise Price			$ 3.12
Vesting Commencement Date			Jul. 18, 2019
Expiration Date			Jul. 18, 2029
Equity Incentive Plan 2018 | Gregory D. Gorgas
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted during period	[4]		75,000
Exercise Price			$ 1.99
Vesting Commencement Date			Aug. 29, 2019
Expiration Date			Aug. 29, 2029
Equity Incentive Plan 2018 | Connie Matsui
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted during period	[5]		26,500
Exercise Price			$ 1.99
Vesting Commencement Date			Aug. 29, 2019
Expiration Date			Aug. 29, 2029
Equity Incentive Plan 2018 | Douglas Blayney, MD
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted during period	[5]		18,000
Exercise Price			$ 1.99
Vesting Commencement Date			Aug. 29, 2019
Expiration Date			Aug. 29, 2029
Equity Incentive Plan 2018 | Georgia Erbez
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted during period	[5]		22,250
Exercise Price			$ 1.99
Vesting Commencement Date			Aug. 29, 2019
Expiration Date			Aug. 29, 2029
Equity Incentive Plan 2018 | R. Martin Emanuele, PhD
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted during period	[5]		17,500
Exercise Price			$ 1.99
Vesting Commencement Date			Aug. 29, 2019
Expiration Date			Aug. 29, 2029
Equity Incentive Plan 2018 | Steven Kelly
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted during period	[5]		22,250
Exercise Price			$ 1.99
Vesting Commencement Date			Aug. 29, 2019
Expiration Date			Aug. 29, 2029

[1]	Twenty-five percent (25%) of the Shares subject to the Option shall vest on the Vesting Commencement Date, and one forty-eighth (1/48th) of the Shares subject to the Option shall vest each month thereafter on the same day of the month as the Vesting Commencement Date.
[2]	The number of Shares that will vest upon the first day following the end of such Vesting Period (a “Vesting Date”) will equal (i) the lesser of (a) the number of hours that the Company’s Chief Executive Officer certifies Participant provided the Services during such Vesting Period or (b) 60, multiplied by (ii) a number of Shares equal to 350 divided by the exercise price per Share of the option. “Vesting Period” means each three-month period during the term of the consulting agreement, beginning on the Vesting Commencement Date.
[3]	100% vested
[4]	The shares subject to this option award will vest, subject to Mr. Gorgas’ continued service through the applicable vesting date, ratably over 48 months starting on August 29, 2019, such that the option will be fully vested on August 29, 2023.
[5]	One Hundred percent (100%) of the Shares subject to the Option shall vest on the earlier to occur of (i) the date six (6) months from the Vesting Commencement Date or (ii) the date immediately preceding the 2020 annual meeting of stockholders, subject to Participant continuing to be a Service Provider through each such date.